Taxation - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Amount
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	$ 353,323	$ 132,145
Tax losses	13,681	219,466
Tax credits	468	11,101
Total	367,472	362,712
Tax Effected
Unrecognized deferred tax assets [Line Items]
Deductible temporary difference	83,741	33,544
Tax losses	3,849	48,317
Tax credits	468	11,101
Total	$ 88,058	$ 92,962